Document and Entity Information	9 Months Ended
Jul. 31, 2018
Document And Entity Information
Entity Registrant Name	BARE METAL STANDARD INC.
Entity Central Index Key	0001658880
Document Type	POS AM
Document Period End Date	Jul. 31, 2018
Trading symbol	BRMT
Amendment Flag	true
Amendment Description	CALCULATION OF REGISTRATION FEE   <table cellspacing="0" cellpadding="0" style="font: 10pt Times New Roman, Times, Serif; border-collapse: collapse; width: 100%"> <tr style="background-color: white; vertical-align: bottom"> <td colspan="5" style="border-bottom: black 1.5pt solid; border-top: black 2.25pt double"> </td></tr> <tr style="background-color: white; vertical-align: bottom"> <td style="border-bottom: black 1.5pt solid; text-align: center; width: 72%">Title of Each Class of Securities to be Registered</td> <td style="border-bottom: black 1.5pt solid; border-left: black 1pt solid; width: 1%"> </td> <td style="border-bottom: black 1.5pt solid; width: 13%"> Proposed <br /> Maximum  Aggregate <br /> Offering  Price (1)  </td> <td style="border-bottom: black 1.5pt solid; border-left: black 1pt solid; width: 1%"> </td> <td style="border-bottom: black 1.5pt solid; width: 13%"> Amount of  Registration Fee <br /> (2)  </td></tr> <tr style="background-color: white"> <td style="border-bottom: black 1.5pt solid; text-indent: 0in; vertical-align: top">Units, each consisting of one share of common stock and one warrant (3)</td> <td style="border-bottom: black 1.5pt solid; border-left: black 1pt solid; vertical-align: bottom"> </td> <td style="border-bottom: black 1.5pt solid; text-align: center; vertical-align: bottom">$3,000,000</td> <td style="border-bottom: black 1.5pt solid; border-left: black 1pt solid; vertical-align: bottom"> </td> <td style="border-bottom: black 1.5pt solid; text-align: center; vertical-align: bottom">$302.10</td></tr> <tr style="background-color: white"> <td style="border-bottom: black 1.5pt solid; text-indent: 0in; vertical-align: top">Shares of common stock included as part of the Units (3)</td> <td style="border-bottom: black 1.5pt solid; border-left: black 1pt solid; vertical-align: bottom"> </td> <td style="border-bottom: black 1.5pt solid; text-align: center; vertical-align: bottom">— </td> <td style="border-bottom: black 1.5pt solid; border-left: black 1pt solid; vertical-align: bottom"> </td> <td style="border-bottom: black 1.5pt solid; text-align: center; vertical-align: bottom">(4)</td></tr> <tr style="background-color: white"> <td style="border-bottom: black 1.5pt solid; text-indent: 0in; vertical-align: top">Warrants included as part of the Units (3)</td> <td style="border-bottom: black 1.5pt solid; border-left: black 1pt solid; vertical-align: bottom"> </td> <td style="border-bottom: black 1.5pt solid; text-align: center; vertical-align: bottom">— </td> <td style="border-bottom: black 1.5pt solid; border-left: black 1pt solid; vertical-align: bottom"> </td> <td style="border-bottom: black 1.5pt solid; text-align: center; vertical-align: bottom">(4)</td></tr> <tr style="background-color: white"> <td style="border-bottom: black 1.5pt solid; text-indent: 0in; vertical-align: top">Shares of common stock underlying the Warrants included in the Units (3)</td> <td style="border-bottom: black 1.5pt solid; border-left: black 1pt solid; vertical-align: bottom"> </td> <td style="border-bottom: black 1.5pt solid; text-align: center; vertical-align: bottom">$12,000,000</td> <td style="border-bottom: black 1.5pt solid; border-left: black 1pt solid; vertical-align: bottom"> </td> <td style="border-bottom: black 1.5pt solid; text-align: center; vertical-align: bottom">$1,208.40</td></tr> <tr style="background-color: white"> <td style="border-bottom: black 2.25pt double; text-indent: 0in; vertical-align: top">Total</td> <td style="border-bottom: black 2.25pt double; border-left: black 1pt solid; vertical-align: bottom"> </td> <td style="border-bottom: black 2.25pt double; text-align: center; vertical-align: bottom">$15,000,000</td> <td style="border-bottom: black 2.25pt double; border-left: black 1pt solid; vertical-align: bottom"> </td> <td style="border-bottom: black 2.25pt double; text-align: center; vertical-align: bottom">$1,510.50</td></tr> </table>   <table cellspacing="0" cellpadding="0" style="font: 10pt Times New Roman, Times, Serif; border-collapse: collapse; width: 100%"> <tr style="background-color: white; vertical-align: top"> <td style="width: 2%">(1)</td> <td style="width: 98%">Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.</td></tr> <tr style="background-color: white; vertical-align: top"> <td>(2)</td> <td>Calculated pursuant to Rule 457(o) based on an estimate of the proposed maximum aggregate offering price.</td></tr> </table>   <table cellspacing="0" cellpadding="0" style="font: 10pt Times New Roman, Times, Serif; border-collapse: collapse; width: 100%"> <tr style="background-color: white; vertical-align: top"> <td style="width: 2%">(3)</td> <td style="width: 98%">Offered pursuant to the Registrant’s initial public offering; 6,000,000 common shares and 6,000,000 warrants and 6,000,000 shares underlying the warrants.</td></tr> <tr style="background-color: white; vertical-align: top"> <td>(4)</td> <td>No fee pursuant to Rule 457(g).</td></tr> </table>   The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer